Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Capital Stock	Stock Option Reserve	Warrants	Accumulated other comprehensive income	Retained Earnings (Accumulated Deficit)	Equity Attributable to Owners of Company	Non-controlling Interests	Total
Balance at Mar. 31, 2016	$ 17,055	$ 5,076	$ 2,756		$ (14,618)	$ 10,269	$ 2,060	$ 12,329
Balance, shares at Mar. 31, 2016	253,439
Statement Line Items [Line Items]
Share based compensation		404				404		1,697
Value of shares issued as compensation	$ 1,305					1,305		1,305
Value of shares issued as compensation, shares	7,250
Unrealized gain on investment in Biohaven				24,547		24,547		24,547
Loss of control of subsidiary		(3,774)	(2,756)		13,300	6,770	14,880	21,650
Net income (loss) for year					16,299	16,299	(16,940)	(641)
Balance at Mar. 31, 2017	$ 18,360	1,706		24,547	14,981	59,594		59,594
Balance, shares at Mar. 31, 2017	260,689
Statement Line Items [Line Items]
Share based compensation		193				193		1,129
Options exercised	$ 4,358	(1,632)				2,726		2,726
Options exercised, shares	18,471
Value of shares issued as compensation	$ 936					936		936
Value of shares issued as compensation, shares	1,560
Realized gain transferred to income on disposition of Biohaven shares by sale and stock dividend				(24,515)		(24,515)		(24,515)
Stock dividend of Biohaven shares					(153,056)	(153,056)		(153,056)
Net income (loss) for year					123,741	123,741		123,741
Balance at Mar. 31, 2018	$ 23,654	267		32	(14,334)	9,619		9,619
Balance, shares at Mar. 31, 2018	280,720
Statement Line Items [Line Items]
Share based compensation		57				57	1,111	1,148
Unrealized gain on investment in Biohaven				50		50		50
Shares issued on acquisition of SalvaRx Ltd.	92,583					92,583		92,583
Shares issued on acquisition of SalvaRx Ltd., shares	805,070
Fair value of acquired subsidiaries attributable to non-controlling interest on acquisition							48,731	48,731
Net income (loss) for year					(2,635)	(2,635)	(959)	(3,594)
Balance at Mar. 31, 2019	$ 116,237	$ 324		$ 82	$ (16,969)	$ 99,674	$ 48,883	$ 148,557
Balance, shares at Mar. 31, 2019	1,085,790